Operating Segments	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Operating Segments
15.	Operating segments
The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2024 Annual Report.
The Bank analyzes revenue on a taxable equivalent basis (TEB) for business lines. This methodology grosses up tax-exempt
income earned on certain securities reported in either net interest income or non-interest
income to an equivalent before tax basis. It also grosses up net income from associated corporations to normalize the effective tax rate in the business lines. Corresponding increases are made to the provision for income taxes; hence, there is no impact on the segment’s net income. The elimination of the TEB gross-up
is recorded in the Other segment; hence, there is no impact on the consolidated results.
Changes in business line allocation methodology
Effective the first quarter of 2025, the Bank made voluntary changes to its allocation methodology impacting business segment presentation. The new methodology includes updates related to the Bank’s funds transfer pricing, head office expense allocations, and allocations between business segments. Prior period results for each segment have been revised to conform with the current period’s methodology. Further details on the changes are as follows:

1.
Funds transfer pricing methodology was updated, primarily related to the allocation of substantially all liquidity costs to the business lines, reflecting the Bank’s strategic objective to maintain higher liquidity ratios.

2.
Periodically, the Bank updates its allocation methodologies. This includes a comprehensive update to the allocation of head office expenses across countries within International Banking, updates to the allocation of clients and associated revenue, expenses, and balances between International Banking, Global Banking and Markets, and Global Wealth Management to align with the strategy, as well as updates to the allocation of head office expenses and taxes from the Other segment to the business segments.

3.
To be consistent with the reporting of Scotiabank’s recent minority investment in KeyCorp, the Bank has also made changes to the reporting of certain minority investments in International Banking (Bank of Xi’an) and Global Wealth Management (Bank of Beijing Scotia Asset Management) which will now be reported in the Other segment.

	For the three months ended April 30, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,524	$2,179	$246	$368	$(47)	$5,270
Non-interest income (3)(4)	711	780	1,295	1,090	(66)	3,810
Total revenues	3,235	2,959	1,541	1,458	(113)	9,080
Provision for credit losses	805	550	2	40	1	1,398
Depreciation and amortization	139	115	48	65	26	393
Other non-interest expenses	1,442	1,408	949	813	105	4,717
Provision for income taxes	236	172	141	128	(137)	540
Net income	$613	$714	$401	$412	$(108)	$2,032
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$(1)	$17	$56
Net income attributable to equity holders of the Bank	$613	$676	$399	$413	$(125)	$1,976
Average assets ($ billions)	$461	$229	$38	$502	$238	$1,468
Average liabilities ($ billions)	$384	$177	$47	$516	$258	$1,382
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $ (2), International Banking – $ 38 , and Other – $ 123.

	For the three months ended January 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,647	$2,169	$232	$319	$(194)	$5,173
Non-interest income (3)(4)	765	861	1,347	1,275	(49)	4,199
Total revenues	3,412	3,030	1,579	1,594	(243)	9,372
Provision for credit losses	538	602	4	18	–	1,162
Depreciation and amortization	136	130	47	64	26	403
Other non-interest expenses	1,475	1,423	975	827	1,388 (5)	6,088
Provision for income taxes	350	189	144	168	(125)	726
Net income	$913	$686	$409	$517	$(1,532)	$993
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$(191)	$(154)
Net income attributable to equity holders of the Bank	$913	$651	$407	$517	$(1,341)	$1,147
Average assets ($ billions)	$460	$229	$37	$511	$224	$1,461
Average liabilities ($ billions)	$386	$174	$43	$511	$262	$1,376
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $35, and Other – $54.
(5)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.

	For the three months ended April 30, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$2,482	$2,254	$188	$248	$(478)	$4,694
Non-interest income (4)(5)	702	706	1,183	984	78	3,653
Total revenues	3,184	2,960	1,371	1,232	(400)	8,347
Provision for credit losses	428	566	7	5	1	1,007
Depreciation and amortization	143	142	47	62	16	410
Other non-interest expenses	1,377	1,405	859	699	(39)	4,301
Provision for income taxes	343	184	115	91	(196)	537
Net income	$893	$663	$343	$375	$(182)	$2,092
Net income attributable to non-controlling interests in subsidiaries	$–	$24	$2	$–	$–	$26
Net income attributable to equity holders of the Bank	$893	$639	$341	$375	$(182)	$2,066
Average assets ($ billions)	$445	$234	$35	$494	$203	$1,411
Average liabilities ($ billions)	$389	$182	$42	$470	$247	$1,330
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking - $(7), International Banking - $24, and Other - $40.

	For the six months ended April 30, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$5,171	$4,348	$478	$687	$(241)	$10,443
Non-interest income (3)(4)	1,476	1,641	2,642	2,365	(115)	8,009
Total revenues	6,647	5,989	3,120	3,052	(356)	18,452
Provision for credit losses	1,343	1,152	6	58	1	2,560
Depreciation and amortization	275	245	95	129	52	796
Other non-interest expenses	2,917	2,831	1,924	1,640	1,493 (5)	10,805
Provision for income taxes	586	361	285	296	(262)	1,266
Net income	$1,526	$1,400	$810	$929	$(1,640)	$3,025
Net income attributable to non-controlling interests in subsidiaries	$–	$73	$4	$(1)	$(174)	$(98)
Net income attributable to equity holders of the Bank	$1,526	$1,327	$806	$930	$(1,466)	$3,123
Average assets ($ billions)	$461	$229	$38	$506	$230	$1,464
Average liabilities ($ billions)	$385	$176	$45	$513	$260	$1,379
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $22, International Banking – $73, and Other – $177.
(5)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.

	For the six months ended April 30, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$4,973	$4,494	$373	$518	$(891)	$9,467
Non-interest income (4)(5)	1,436	1,540	2,322	2,007	8	7,313
Total revenues	6,409	6,034	2,695	2,525	(883)	16,780
Provision for credit losses	806	1,140	12	10	1	1,969
Depreciation and amortization	290	285	94	124	38	831
Other non-interest expenses	2,729	2,844	1,686	1,418	(58)	8,619
Provision for income taxes	718	367	227	210	(452)	1,070
Net income	$1,866	$1,398	$676	$763	$(412)	$4,291
Net income attributable to non-controlling interests in subsidiaries	$–	$46	$5	$–	$–	$51
Net income attributable to equity holders of the Bank	$1,866	$1,352	$671	$763	$(412)	$4,240
Average assets ($ billions)	$445	$235	$35	$500	$202	$1,417
Average liabilities ($ billions)	$391	$182	$41	$473	$251	$1,338
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $58, and Other – $52.